Share Capital and Share Premium - Summary of Movement in the Share Capital (Detail) £ in Thousands, shares in Thousands	6 Months Ended
	Jun. 30, 2022 GBP (£) shares	Jun. 30, 2021 GBP (£)
Disclosure of classes of share capital [line items]
Beginning balance, Shares | shares	52,180
Beginning balance	£ 65,548	£ 99,230
Issue of shares on exercise of options | shares	16
Issue of shares on exercise of options	£ (15)	198
Ending balance, Shares | shares	52,196
Ending balance	£ 56,035	84,191
Share Capital [member]
Disclosure of classes of share capital [line items]
Beginning balance	2,087	2,047
Issue of shares on exercise of options	1	39
Ending balance	2,088	2,086
Share Premium [member]
Disclosure of classes of share capital [line items]
Beginning balance	141,050	140,890
Issue of shares on exercise of options	0	159
Ending balance	£ 141,050	£ 141,049